Acquisitions ( Cash Flow) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow
Net cash provided by operating activities	$ 11,206,251	$ 9,633,574	$ 3,934,976
Net cash used in investing activities	(5,546,342)	(27,809,401)	(63,953,318)
Net cash provided by (used in) financing activities	(6,386,128)	(6,034,983)	85,107,920
Landmark Infrastructure Partners LP
Cash Flow
Net cash provided by operating activities	11,206,251	9,633,574	3,934,976
Net cash used in investing activities	(5,546,342)	(27,809,401)	(63,953,318)
Net cash provided by (used in) financing activities	(6,386,128)	(6,034,983)	85,107,920
Total sites acquired | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor
Cash Flow
Net cash provided by operating activities	2,296,318	1,331,064	(343,496)
Net cash provided by (used in) financing activities	(2,296,318)	(1,331,064)	343,496
Total sites acquired | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor | As Previously Reported May 11, 2015
Cash Flow
Net cash provided by operating activities	106,967	31,223	2,799
Net cash provided by (used in) financing activities	(106,967)	(31,223)	(2,799)
Landmark Infrastructure Partners LP, Predecessor | Landmark Infrastructure Partners LP | As Previously Reported February 26,2015
Cash Flow
Net cash provided by operating activities	8,802,966	8,271,287	4,275,673
Net cash used in investing activities	(5,546,342)	(27,809,401)	(63,953,318)
Net cash provided by (used in) financing activities	(3,982,843)	(4,672,696)	84,767,223
Landmark Infrastructure Partners LP, Predecessor | Landmark Infrastructure Partners LP | As Previously Reported May 11, 2015
Cash Flow
Net cash provided by operating activities	8,909,933	8,302,510	4,278,472
Net cash used in investing activities	(5,546,342)	(27,809,401)	(63,953,318)
Net cash provided by (used in) financing activities	$ (4,089,810)	$ (4,703,919)	$ 84,764,424